SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Revenues	$ 1,933,785	$ 1,692,079
Website Amortization	252,134	181,905
Depreciation	13,955	14,248
Impairment	95,773	70,531
Loss from operations	(2,293,382)	(1,670,497)
Segment Assets	$ 2,980,345	2,319,591
Number of reportable segments | Item	2
Products Segment [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,499,010	1,408,481
Website Amortization
Depreciation	10,817	11,860
Impairment
Loss from operations	(1,526,442)	(1,181,233)
Segment Assets	1,648,690	1,582,563
Services Segment [Member]
Segment Reporting Information [Line Items]
Revenues	434,775	283,598
Website Amortization	252,134	181,905
Depreciation	3,138	2,388
Impairment	95,773	70,531
Loss from operations	(766,940)	(491,861)
Segment Assets	$ 1,331,655	$ 737,028